Note 6 Guarantees Received (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 184,081	€ 166,013
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	131,494	125,963
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	12,138	12,826
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,696	3,440
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	52,586	40,050
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,683	4,963
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 1,086	€ 984